Income Taxes (Details) - USD ($)	Aug. 31, 2015	Aug. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 4,817,277	$ 4,421,974
Capitalized research and development	1,157,431	993,062
Depreciation	(5,615)	(2,625)
Stock based compensation	1,425,291	1,276,788
Research and development credit carry forward	310,797	256,417
Total deferred tax assets	7,705,181	6,945,616
Less: valuation allowance	$ (7,705,181)	$ (6,945,616)
Net deferred tax asset